Intangible assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Intangible assets
Intangible assets	$ 92,900	$ 106,262
Licenses
Intangible assets
Intangible assets	$ 92,900	$ 106,262